UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019


Form 13F File Number:  28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

  /s/  Brian F. Nichols            New York, New York          May 15, 2012
--------------------------        --------------------     -------------------
       [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                             --------------
Form 13F Information Table Entry Total:            24
                                             --------------
Form 13F Information Table Value Total:         $115,002
                                             --------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

             Column 1                Column 2       Column 3  Column 4       Column 5       Column 6   Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                   VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
          NAME OF ISSUER              CLASS           CUSIP   (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
ACTIVISION BLIZZARD INC               COM         00507V109      4,997  389,800    SH            SOLE           389,800
AMAZON COM INC                        COM         023135106      7,149   35,300    SH            SOLE            35,300
APACHE CORP                           COM         037411105      4,731   47,100    SH            SOLE            47,100
BP PLC                           SPONSORED ADR    055622104      5,504  122,300    SH            SOLE           122,300
CITIGROUP INC                       COM NEW       172967424      3,827  104,700    SH            SOLE           104,700
DEERE & CO                            COM         244199105      4,963   61,350    SH            SOLE            61,350
DEUTSCHE BANK AG                   NAMEN AKT      D18190898      4,368   87,700    SH            SOLE            87,700
ISHARES TR                      MSCI SMALL CAP    464288273      3,371   84,000    SH            SOLE            84,000
ISHARES TR                      MSCI EMERG MKT    464287234      2,903   67,600    SH            SOLE            67,600
ISHARES TR                       RUSSELL 2000     464287655      6,790   82,000    SH            SOLE            82,000
ISHARES TR                       S&P EURO PLUS    464287861      5,042  135,000    SH            SOLE           135,000
JPMORGAN CHASE & CO                   COM         46625H100      4,212   91,600    SH            SOLE            91,600
KKR & CO L P DEL                   COM UNITS      48248M102      4,188  282,400    SH            SOLE           282,400
LIBERTY MEDIA CORPORATION        LIB CAP COM A    530322106      5,201   59,000    SH            SOLE            59,000
MACYS INC                             COM         55616P104      4,352  109,550    SH            SOLE           109,550
RACKSPACE HOSTING INC                 COM         750086100      4,687   81,100    SH            SOLE            81,100
ROYAL BK SCOTLAND GROUP PLC    SPONS ADR 20 ORD   780097689      3,759  425,200    SH            SOLE           425,200
SPDR S&P 500 ETF TR                 TR UNIT       78462F103      5,562   39,500    SH            SOLE            39,500
SPDR INDEX SHS FDS               S&P CHINA ETF    78463X400      4,355   63,700    SH            SOLE            63,700
SPDR INDEX SHS FDS              S&P EMKTSC ETF    78463X756      1,699   37,000    SH            SOLE            37,000
SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP    78467Y107      7,518   41,600    SH            SOLE            41,600
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF   922042858      1,652   38,000    SH            SOLE            38,000
VISTEON CORP                        COM NEW       92839U206      6,508  122,800    SH            SOLE           122,800
VMWARE INC                         CL A COM       928563402      7,664   68,200    SH            SOLE            68,200